Equity Compensation Plan - Additional Information (Detail) - USD ($)																								12 Months Ended
	Aug. 08, 2027	Jan. 08, 2027	Aug. 08, 2026	Apr. 12, 2026	Jan. 08, 2026	Dec. 31, 2025	Oct. 30, 2025	Oct. 25, 2025	Aug. 08, 2025	May 15, 2025	Apr. 12, 2025	Jan. 08, 2025	Oct. 30, 2024	Oct. 25, 2024	Jul. 15, 2024	May 15, 2024	Apr. 12, 2024	Oct. 30, 2023	Oct. 25, 2023	Jul. 17, 2023	May 15, 2023	Mar. 21, 2023	Nov. 21, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares granted																										1,775,787
Stock Granted closing price																								$ 3.1	$ 3.6	$ 2.42
Restricted shares vest															135,295
Share based compensation, non vested shares, unrecognized compensation cost						$ 540,824																		$ 540,824
Share based compensation, non vested shares, unrecognized compensation cost period for recognition																								1 year
Share based compensation expense																								$ 3,187,650	$ 3,397,082	$ 2,434,855
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value																								$ 3.11	$ 3.6	$ 1.6
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								611,503	111,000	631,250
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, intrinsic value, amount per share						$ 0.55
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period																								2,500	4,901
CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted									$ 299,003
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term									5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate									3.80%
Share-based compensation arrangement by share-based payment award, fair value assumptions, weighted average volatility rate									57.90%
CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																	$ 111,000	$ 631,250
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																	5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate																	4.50%
Share-based compensation arrangement by share-based payment award, fair value assumptions, weighted average volatility rate																	88.30%
CEO and employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted												$ 312,500
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term												5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate												4.40%
Share-based compensation arrangement by share-based payment award, fair value assumptions, weighted average volatility rate												63.70%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock																								10.00%
Restricted shares granted																								823,494	426,253
Stock Granted closing price																							$ 5.25
Restricted shares vest											213,126				95,238					95,238
Total fair value shares																								$ 3,156,706
Share based compensation, non vested shares, unrecognized compensation cost						$ 1,354,891																		$ 1,354,891
Share based compensation, non vested shares, unrecognized compensation cost period for recognition																								1 year 1 month 6 days
Dividends																								$ 0	$ 0	$ 0
Restricted Stock [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted									$ 431,894
Stock Granted closing price									$ 3.01
Restricted Stock [Member] | Subsequent Event [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest	215,947		215,947
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																					$ 547,550		$ 1,000,000
Stock Granted closing price																					$ 3.48
Restricted shares vest										273,775						273,775
Restricted Stock [Member] | Entity Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																						$ 280,392
Stock Granted closing price																						$ 2.55
Restricted shares vest															140,196					140,196
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period											2,500				4,901
Restricted Stock [Member] | Entity Employees [Member] | Manager [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																			$ 179,244
Stock Granted closing price																		$ 1.6	$ 1.59
Restricted shares vest							289,063	89,622					289,062	89,622
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																	$ 426,253	$ 578,125
Stock Granted closing price																	$ 3.6
Restricted shares vest											210,626
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | Subsequent Event [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest				213,127
Restricted Stock [Member] | CEO and employees [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted												$ 391,600
Stock Granted closing price												$ 3.2
Restricted Stock [Member] | CEO and employees [Member] | Subsequent Event [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest		195,800			195,800
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense																								$ 2,322,615	$ 2,756,027	$ 2,343,210
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest																								315,625
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								611,503	111,000	631,250
Share-based compensation arrangement by share-based payment award, options, exercisable, number						296,875																		296,875
Employee Stock Option [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment prior period grant date									7 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value									$ 1.7
Employee Stock Option [Member] | Subsequent Event [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%		50.00%
Employee Stock Option [Member] | CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				50.00%			50.00%				50.00%		50.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																		5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate																		5.00%
Share based compensation arrangement by share based payment prior period grant date																	7 years	6 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value																	$ 2.69	$ 1.14
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate																		81.00%
Employee Stock Option [Member] | CEO and employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment prior period grant date												7 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value												$ 1.95
Employee Stock Option [Member] | CEO and employees [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		50.00%			50.00%
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense																								$ 865,035	$ 641,055	$ 91,645